SHARE-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

10.    SHARE-BASED COMPENSATION:

Prior to the Exchange discussed in Note 1, SmartKem Limited had stock option plans.

SmartKem Limited had issued Enterprise Management Incentive options (“EMI Options”) and non-tax-advantaged options (“Unapproved Options”) to eligible employees, officers, non-employee directors and other individual service providers as a means for them to develop a sense of proprietorship and personal involvement in the development and financial success of SmartKem Limited. The options generally expired 10 years after the grant date and were subject to vesting conditions and became fully vested and exercisable when there was a liquidity event, such as a change in control, and the employee, or consultant, was providing services to the Company at the time of the event. As of December 31, 2020, there were 1,810,749 options outstanding. These options were either exercised or cancelled as a result of the reverse merger and recapitalization.

On February 23, 2021, the Company approved the 2021 Equity Incentive Plan (“2021 Plan”), in which a maximum aggregate number of shares of common stock that may be issued under the 2021 Plan is 2,275,000 shares. Subject to the adjustment provisions of the 2021 Plan, the number of shares of the Company’s common stock available for issuance under the 2021 Plan will also include an annual increase on the first day of each fiscal year beginning with 2022 fiscal year and ending on the Company’s 2031 fiscal year in an amount equal to the least of: 1) 2,275,000 shares of the Company’s common stock; 2) four percent (4%) of the outstanding shares of the Company’s common stock on the last day of the immediately preceding fiscal year; or 3) such number of shares of the Company’s common stock as the administrator may determine.

As a result of the reverse merger and recapitalization, an aggregate of 402,586 options were issued during February 2021 under the 2021 Plan in consideration for the cancellation of the SmartKem Limited options that were outstanding. Of these options, 336,557 had an exercise price of $0.001 per share and 66,029 had an exercise price of $2.00 per share and all expire on the ten year anniversary of the grant date. These options were fully vested on the grant date.

No options were awarded during the three and six months ended June 30, 2022.

Determining the appropriate fair value of share-based awards requires the input of subjective assumptions, including the fair value of the Company’s common shares, and for share options, the expected life of the option, and expected share price volatility. The Company uses the Black-Scholes option pricing model to value its share option awards. The assumptions used in calculating the fair value of share-based awards represent management’s best estimates and involves inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different assumptions, the share-based compensation expense could be materially different for future awards.

In the absence of a public trading market of the common share, on each grant date, the Company develops an estimate of the fair value of the common shares underlying the option grants. The Company estimated the fair value of the common shares by referencing arms-length transactions inclusive of the common shares underlying which occurred on or near the valuation date(s). From February 2022, the Company’s common shares are publicly traded and the Company will no longer have to estimate the fair value of the common share, rather the value will be determined based on quoted market prices. The Company determined the fair value of common share using methodologies, approaches and assumptions consistent with the AICPA Practice Guide, Valuation of Privately Held Company Equity Securities Issued as Compensation and based in part on input from an independent third-party valuation firm.

The Company estimates its expected volatility by using a combination of historical share price volatilities of similar companies within our industry. The risk-free interest rate assumption is based on observed interest rates for the appropriate term of the Company’s options on a grant date. The expected option term assumption is the contractual term, as the service period is implied under the practical expedient since the Company does not have sufficient exercise history to estimate expected term of its historical option awards. The following table reflects share activity under the share option plans for six months ended June, 2022:

			Weighted-
			Average
		Weighted-	Remaining	Weighted-	Aggregate
		Average	Contractual	Average	Intrinsic
	Number of	Exercise	Term	Fair Value at	Value
	Shares	Price	(Years)	Grant Date	(in thousands)
Options outstanding at January 1, 2022	1,953,882	$1.72323	9.31	$1.12355
Exercised	—	—
Cancelled	—	—
Forfeited	(16,500)	2.00000
Granted	—	—
Options outstanding at June 30, 2022	1,937,382	$1.72087	8.81	$1.12553
Options exercisable at June 30, 2022	708,624	$1.23685	8.71		$541
Vested and expected to vest after June 30, 2022	1,937,382	$1.72087	8.81		$541

As of June 30, 2022, there were 708,624 exercisable options outstanding.

Stock-based compensation, including stock options and warrants is included in the unaudited interim condensed consolidated statements of operations as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2022	2021	2022	2021
Research and development	$38	$24	$78	$2,931
Selling, general and administrative	59	51	117	3,164
Total	$97	$75	$195	$6,095

Total compensation cost related to non-vested stock option awards not yet recognized as of June 30, 2022 was $1,122 thousand and will be recognized on a straight-line basis through the end of the vesting periods in September 2025. The amount of future stock option compensation expense could be affected by any future option grants or by any forfeitures.

11.    SHARE-BASED COMPENSATION:

Prior to the Exchange discussed in Note 1, SmartKem Limited had stock option plans. SmartKem Limited stock options discussed below have been retroactively restated as options reflecting the exchange ratios established in the Exchange.

SmartKem Limited had issued Enterprise Management Incentive options (“EMI Options”) and non-tax-advantaged options ( “Unapproved Options”) to eligible employees, officers, non-employee directors and other individual service providers as a means for them to develop a sense of proprietorship and personal involvement in the development and financial success of SmartKem Limited and to encourage them to devote their best efforts to the business of SmartKem Limited, thereby advancing the interests of SmartKem Limited and its shareholders. Options were issued to certain employees and service providers under the investment agreement dated July 15, 2014, which provided for the grant of up to 175,292 options. On December 14, 2018, the Company entered into a written resolution, which allowed SmartKem Limited to grant up to 458,316 options.

SmartKem Limited adopted a new Investment Agreement (the “Agreement”) dated January 24, 2020, SmartKem Limited, by means of the Agreement, seeks to retain the services of such eligible persons and to provide incentives for such persons to exert maximum efforts for the success of SmartKem Limited. The Agreement commenced on the January 24, 2020 and the Agreement is administered by Board of Directors. The maximum aggregate number of shares of common shares which may be issued under all Awards granted to Participants under the Agreement shall be 15% of SmartKem Limited’s issued capital shares. In the event of a termination of continuous service (other than as a result of a change of control, as defined in the Agreement), unvested share options generally shall terminate and, with regard to vested share options, the exercise period shall be the lesser of the original expiration date or six months from the date continuous service terminates.

The Company has granted these share option awards to employees and consultants. Outstanding options generally expire 10 years after the grant date. Options are subject to vesting and, grantees become fully vested and exercisable when there is a liquidity event, such as a change in control or sale or admission (listing as a public company or initial public offering (“IPO”)), and the employee, or consultant, must be providing services to the Company at the time of the event.

During the year ended December 31, 2020, the Company granted 1,828,128 SmartKem Limited share options to employees and consultants. These options were either exercised or cancelled as a result of the reverse merger and recapitalization.

On February 23, 2021, the Company approved the 2021 Equity Incentive Plan (“2021 Plan”), in which a maximum aggregate number of shares of common stock that may be issued under the 2021 Plan is 2,275,000 shares. Subject to the adjustment provisions of the 2021 Plan, the number of shares of the Company’s common stock available for issuance under the 2021 Plan will also include an annual increase on the first day of each fiscal year beginning with 2022 fiscal year and ending on the Company’s 2031 fiscal year in an amount equal to the least of: 1) 2,275,000 shares of the Company’s common stock; 2) four percent (4%) of the outstanding shares of the Company’s common stock on the last day of the immediately preceding fiscal year; or 3) such number of shares of the Company’s common stock as the administrator may determine.

As a result of the reverse merger and recapitalization, an aggregate of 402,586 options were issued during February 2021 under the 2021 Plan in consideration for the cancellation of the SmartKem Limited options that were outstanding. Of these options, 336,557 had an exercise price of $0.001 per share and 66,029 had an exercise price of $2.00 per share and all expire on the ten year anniversary of the grant date. These options were fully vested on the grant date.

During the year ended December 31, 2021, the Company has issued a further 1,707,326 options for employees, directors and consultants. The options vest over a period of four years, have an exercise price of $2.00 per share and expire on the ten year anniversary of the grant date.

Determining the appropriate fair value of share-based awards requires the input of subjective assumptions, including the fair value of the Company’s common shares, and for share options, the expected life of the option, and expected share price volatility. The Company uses the Black-Scholes option pricing model to value its share option awards. The assumptions used in calculating the fair value of share-based awards represent management’s best estimates and involves inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different assumptions, the share-based compensation expense could be materially different for future awards. Options granted under the 2021 Plan for year ended December 31, 2021 were valued using the Black-Scholes option-pricing model with the following assumptions:

	Year Ended
	December 31, 2021	December 31, 2020
Expected term (years)	5 years – 6 years	0.46 years
Risk-free interest rate	0.3% – 1.2%	(0.7)% – 0.2%
Expected volatility	54% – 58%	58%
Expected dividend yield	0%	0%

In the absence of a public trading market of the common share, on each grant date, the Company develops an estimate of the fair value of the common shares underlying the option grants. The Company estimated the fair value of the common shares by referencing arms-length transactions inclusive of the common shares underlying which occurred on or near the valuation date(s). From February 2022, the Company’s common shares are publicly traded and the Company will no longer have to estimate the fair value of the common share, rather the value will be determined based on quoted market prices. The Company determined the fair value of common share using methodologies, approaches and assumptions consistent with the AICPA Practice Guide, Valuation of Privately Held Company Equity Securities Issued as Compensation and based in part on input from an independent third-party valuation firm.

The Company estimates its expected volatility by using a combination of historical share price volatilities of similar companies within our industry. The risk-free interest rate assumption is based on observed interest rates for the appropriate term of the Company’s options on a grant date. The expected option term assumption is the contractual term, as the service period is implied under the practical expedient since the Company does not have sufficient exercise history to estimate expected term of its historical option awards.

The following table reflects share activity under the share option plans for the years ended December 31, 2021 and 2020:

			Weighted-
			Average
		Weighted-	Remaining	Weighted-	Aggregate
		Average	Contractual	Average	Intrinsic
	Number of	Exercise	Term	Fair Value at	Value
	Shares	Price	(Years)	Grant Date	(in thousands)
Options outstanding at January 1, 2020	160,317	1.18311	7.31	8.57245
Exercised	—	—
Cancelled	(86,967)	0.65226
Forfeited	(90,729)	1.25578
Granted	1,828,128	0.05051
Options outstanding at December 31, 2020	1,810,749	$0.06143	9.70	$3.46867	$
Exercised	(1,424,622)	0.01447
Cancelled	(405,936)	0.06452
Forfeited	(136,221)	0.00100
Granted	2,109,912	1.68113
Options outstanding at December 31, 2021	1,953,882	$1.72323	9.31	$1.12355	$465
Options exercisable at December 31, 2021	336,556	$0.39318	9.15		$465
Vested and expected to vest after December 31, 2021	1,953,882	$1.72323	9.31		$465

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the fair value of our common shares at the end of the year for those options that had exercise prices lower than the fair value of our common shares.

The aggregate intrinsic value of options exercised during the years ended December 31, 2021 was $2.4 million. No options were exercised in the year end December 31, 2020. The total fair value of options vesting in the year to December 31, 2021 was $6.6 million. No options vested in the year to December 31, 2020.

The weighted-average grant-date fair value per share option granted for the year ended December 31, 2021 and 2020 was $1.14. and $0.04 respectively.

Stock-based compensation, including stock options and warrants is included in the consolidated statements of operations as follows:

	For the Year Ended December 31,
	2021	2020
Research and development	$2,982	$—
Selling, general and administrative	3,214	—
Total	$6,196	$—

As of December 31, 2021 there was $1.3 million of compensation cost related to non-vested stock option awards not yet recognized that will be recognized on a straight-line basis through the end of the vesting periods in September 2025. The amount of future stock option compensation expense could be affected by any future option grants or by any forfeitures.